Credit Impairment Losses (Tables)	12 Months Ended
Dec. 31, 2025
Credit Impairment Losses [Abstract]
Summary of Credit Impairment Losses

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Loans to customers	6,573,590	7,169,621	8,939,901
Financing guarantee contracts	5,520,883	5,007,282	7,412,678
Accounts and other receivables and contract assets	629,124	189,084	179,288
Financial assets at amortized cost	(27,234)	246,915	(778)
Financial assets at other comprehensive income	—	—	250
Others	(701)	5	27,077

	12,695,662	12,612,907	16,558,416